General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010 Entity	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Number of non consolidated entities, QSPEs	10
QSPEs, carrying amount, assets	¥ 282,353
QSPEs, carrying amount, liabilities	274,329
Adjustment in retained earnings			1,432
Impairment loss on goodwill		0	0	0
Carrying amount of goodwill		10,426	12,008
Advertising and sales promotion costs		195,284	210,803	196,713
Weighted average number of common shares outstanding		1,802,300,720	1,806,360,505	1,814,605,803
Cost of sales, SG&A and R&D expenses		7,716,731	8,367,092	8,215,399
Cost of sales		5,919,633	6,496,841	6,414,721
Selling, general and administrative		1,277,280	1,382,660	1,337,324
Earthquake
Significant Accounting Policies [Line Items]
Cost of sales, SG&A and R&D expenses			45,720
Cost of sales			17,450
Selling, general and administrative			28,270
Earthquake | Loss from Catastrophes
Significant Accounting Policies [Line Items]
Selling, general and administrative			15,647
Earthquake | Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative			7,723
Earthquake | Selling, General and Administrative
Significant Accounting Policies [Line Items]
Costs of restoration activities ncluded in selling, general and administrative expenses		19,797
Earthquake | Unallocated Amount to Segment
Significant Accounting Policies [Line Items]
Cost of sales			15,062
Flood
Significant Accounting Policies [Line Items]
Cost of sales, SG&A and R&D expenses		23,420
Cost of sales		10,680
Selling, general and administrative		12,740
Flood | Loss from Catastrophes
Significant Accounting Policies [Line Items]
Selling, general and administrative		7,654
Flood | Selling, General and Administrative Expense
Significant Accounting Policies [Line Items]
Insurance recoveries included in selling, general and administrative expenses		21,725
Flood | Unallocated Amount to Segment
Significant Accounting Policies [Line Items]
Cost of sales		7,330
Revision of Estimates and Settlement of Claims [Member]
Significant Accounting Policies [Line Items]
Overstatement Adjustment Amount		¥ 251,230	¥ 280,807